Shareholder Report, Average Annual Return (Details)	8 Months Ended	12 Months Ended
	May 31, 2025	May 31, 2025
C000250334
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Efficient Enhanced Multi-Asset Fund - Class I
Without Sales Load [Member] | C000250334
Average Annual Return [Line Items]
Average Annual Return, Percent	(12.57%)
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	3.50%